Segment, Geographic and Other Revenue Information - Revenues By Geographic Area - Footnotes (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	[1]	$ 52,546	$ 52,824	$ 48,851
Developed Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	[2]	8,508	9,306	9,714
Euro Member Countries, Euro | Developed Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		$ 6,800	$ 7,200	$ 7,400

[1]	Amounts may not add due to rounding.
[2]	Developed Europe region includes the following markets: Western Europe, Scandinavian countries and Finland. Revenues denominated in euros were $6.8 billion in 2017, $7.2 billion in 2016 and $7.4 billion in 2015.